Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal
State					250	500
Foreign
Total current provision (benefit)					250	500
Deferred:
Federal
State
Foreign
Total deferred provision (benefit)
Total Benefit	$ 250	$ 63	$ 751	$ 189	$ 250	$ 500